Quarterly Information - Schedule of Quarterly Information (Unaudited) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Oct. 04, 2014	Jul. 05, 2014	Apr. 05, 2014	Dec. 31, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information [Line Items]
LIFO charges	$ (57.3)	$ (14.5)	$ 0	$ 14.5	$ 17.4	$ (18.0)	$ 0	$ 18.0
Charge related to tax legislation changes in New York				12.8
Non-cash gain related to correction of tax balances	13.2								13.2
Net pre-tax charge related to partial write down of inventory and fixed asset						14.0
Non-cash gain related to correction of deferred tax balances					21.3					21.3
Gallatin Steel Company [Member]
Quarterly Financial Information [Line Items]
Inventory related purchase accounting charges	8.9
Nucor Steel Louisiana [Member]
Quarterly Financial Information [Line Items]
Approximate operating loss	35
Steel Mills [Member]
Quarterly Financial Information [Line Items]
Charge related to the disposal of assets				9.0
Charge related to the partial write-down of assets		$ 12.5